PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 960,000	$ 869,000	$ 1,007,000
Less: accumulated depreciation and amortization	(774,000)	(715,000)	(649,000)
Property and equipment, net	186,000	154,000	358,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	648,000	648,000	649,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 312,000	221,000	217,000
EV chargers [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment			$ 141,000